Income Taxes - Summary of Reconciliation Federal Statutory Income Tax Rate (Detail)	8 Months Ended
Sep. 30, 2020 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax benefit	$ (93,224)
State income tax benefit, net of federal	(31,002)
Valuation allowance on startup costs	135,792
Provision for income taxes	$ 11,566